Net Income (Expense) from Financial Operations - Schedule of Trading and Investment Income Recognized (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure net trading and investment income [abstract]
Trading instruments (securities)	$ 7,612	$ (16,517)	$ 23,696
Financial derivative contracts (trading)	205,828	77,172	40,714
Financial assets measured at fair value through profit and loss, showing separately those held for trading and those designated at initial recognition	(918)
Sale of loans and accounts receivable from customers (1)	4,734	12,132	6,476
Net gain on sale of financial instruments at fair value through other comprehensive income	(23,123)	(31,084)	58,092
Net result of ineffectiveness and discontinuation of hedge accounting	1,271	3,844	(19,890)
Others	5,437	10,363	1,799
Total	$ 200,841	$ 55,910	$ 110,887